SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)				12 Months Ended
	Nov. 06, 2023	Oct. 20, 2023	Oct. 20, 2022	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash				$ 1,863	$ 106,998
Working capital				7,982,537
Cash equivalents				$ 0	$ 0
Effective tax rate				0.00%	(6.10%)
Statutory federal income tax rate				21.00%	21.00%
Unrecognized tax benefits				$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties				$ 0	$ 0
Warrants outstanding				12,057,000	12,057,000
Anti-dilutive securities attributable to warrants (in shares)				0	0
Percentage of common stock shares to be redeemed or repurchased upon failure to consummate business combination				100.00%
Number of shares redeemed		10,805,877			10,805,877
Excise tax				$ 72,396
Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants outstanding				12,256,999
Common stock subject to possible redemption | Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares redeemed	579,157		10,805,877	579,157
Value of shares redeemed				$ 6,462,504